Leases - Balance Sheet (Details) - USD ($) $ in Millions	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Total undiscounted cash flows	$ 16	$ 37	$ 79
Less discount	(2)	(2)	(11)
Operating lease liability	$ 14	35	68
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Other current liabilities
Current	$ 7	30	51
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other non-current liabilities
Non-current	$ 7	$ 5	$ 17